CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 3, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:               First Trust Exchange-Traded Fund
                      (Registration Nos. 333-125751, 811-21774)
               -------------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust CBOE S&P 500 VIX Tail Hedge Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Water Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) ABA Community Bank Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index(SM) Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust S&P REIT Index Fund, First Trust Strategic Value Index Fund, First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) Equity Allocation Index Fund, each a series of the Registrant. Post-Effective Amendment No. 73, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 30, 2013.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               -----------------------------
                                                   Morrison C. Warren
Enclosure